UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06728

Name of Fund: BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniYield Quality Fund II, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock MuniYield Quality Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 0.4%	County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	$2,000	$1,120,520

Arizona - 0.5%	Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,875	1,426,538

California - 20.2%	Alameda Corridor Transportation Authority, Refunding RB, CAB Subordinate Lien, Series A (AMBAC), 5.35%, 10/01/25 (a)	7,150	5,399,609

	Antelope Valley Community College District, GO, Election of 2004, Series B (MBIA), 5.25%, 8/01/39	550	542,635
	Arcadia Unified School District, California, GO, CAB Election of 2006, Series A (FSA), 4.96%, 8/01/39 (b)	1,400	200,396
	Cabrillo Community College District, California, GO, CAB Election of 2004, Series B (MBIA), 5.19%, 8/01/37 (b)	2,100	329,448
	Cabrillo Community College District, California, GO, CAB Election of 2004, Series B (MBIA), 4.87%, 8/01/38 (b)	4,800	707,568
	California Health Facilities Financing Authority, California, RB, Kaiser Permanente, Series A (FSA), 5.50%, 6/01/22 (c)	5,000	5,051,350
	California State University, RB, Systemwide, Series A (MBIA), 5.00%, 11/01/35	1,200	1,126,560
	Coast Community College District, California, GO, CAB Election of 2002, Series C (FSA), 5.45%, 8/01/13 (a)	1,800	1,485,936
	East Side Union High School District-Santa Clara County, California, GO, CAB Election of 2002, Series E (Syncora), 5.15%, 8/01/29 (b)	15,000	3,950,100
	El Monte Union High School District, California, GO, Election of 2002, Series C (FSA), 5.25%, 6/01/28	4,000	4,036,280
	Fairfield-Suisun Unified School District, California, GO, Election of 2002 (MBIA) 5.50%, 8/01/28	2,770	2,834,292
	Fresno Unified School District, California, GO, Election of 2001, Series E (FSA) 5.00%, 8/01/30	800	787,736
	John Swett Unified School District, GO, Series A (FSA), 5.50%, 8/01/26	2,815	2,893,961
	Metropolitan Water District of Southern California, RB, Authority, Series B-1 (MBIA), 5.00%, 10/01/29	2,600	2,651,714
	Metropolitan Water District of Southern California, RB, Authority, Series B-1 (MBIA), 5.00%, 10/01/36	1,475	1,477,640

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Association
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
MBIA	Municipal Bond Investors Assurance
(National Public Finance Guaranty Corp.)
RB	Revenue Bonds
S/F	Single-Family
TAN	Tax Anticipation Notes
VRDN	Variable Rate Demand Notes

BlackRock MuniYield Quality Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Monterey Peninsula Community College District, GO, CAB Series C (FSA), 5.08%, 8/01/28 (b)	$11,975	$3,693,210
	Orange County Sanitation District, COP (MBIA), 5.00%, 2/01/33	2,300	2,219,868
	Palm Springs Financing Authority, RB, Convention Center Project, Series A (MBIA), 5.50%, 11/01/29	2,900	2,913,485
	Port of Oakland, RB, Series K (MBIA), AMT, 5.75%, 11/01/29	2,000	1,868,400
	Poway Redevelopment Agency, California, TAN, Paguay Redevelopment Project (AMBAC), 5.13%, 6/15/33	1,250	1,003,138
	Sacramento City Unified School District, California, GO, Election of 2002 (MBIA), 5.00%, 7/01/30	1,600	1,575,456
	Sacramento Municipal Utility District, RB, Series N (MBIA), 5.00%, 8/15/28	4,400	4,294,356
	State of California, GO, 5.13%, 6/01/27	20	19,918
	Ventura County Community College District, GO, Election of 2002, Series B (MBIA), 5.00%, 8/01/30	2,025	1,993,957

			53,057,013

Colorado - 1.1%	Colorado Health Facilities Authority, RB, Insured, Covenant Retirement Community, Series A (Radian), 5.50%, 12/01/27	1,200	1,000,404
	Colorado Health Facilities Authority, RB, Insured, Covenant Retirement Community, Series A (Radian), 5.50%, 12/01/33	675	529,301
	E-470 Public Highway Authority, Colorado, RB, CAB Series B (MBIA), 5.62%, 9/01/32 (b)	7,500	1,297,425

			2,827,130

Florida - 9.7%	Broward County School Board, Florida, COP, Series A (FSA), 5.25%, 7/01/33	1,400	1,400,924
	City of Miami Florida, RB, Miami Revenues (MBIA), 5.00%, 1/01/37	730	663,271
	County of Duval Florida, COP, Master Lease Program (FSA), 5.00%, 7/01/33	2,000	1,929,600
	County of Miami-Dade Florida, RB, Miami International Airport (Syncora), AMT, 5.00%, 10/01/40	12,550	10,431,309
	County of Orange Florida, RB, Series B (MBIA), 5.13%, 1/01/32	1,575	1,557,344
	Hillsborough County Aviation Authority, Florida, RB, Series A (AGC), AMT, 5.38%, 10/01/33	3,250	2,931,143
	Miami-Dade County School Board, Florida, COP, Series B (AGC), 5.25%, 5/01/31	1,625	1,625,991
	Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	2,850	2,894,916
	South Florida Water Management District, COP (AGC), 5.00%, 10/01/22	1,800	1,876,104

			25,310,602

Georgia - 4.5%	City of Atlanta Georgia, RB, Refunding, General, Series A (MBIA), 5.88%, 1/01/17	5,000	5,092,150
	City of Atlanta Georgia, RB, Series A (MBIA) 5.00%, 11/01/33	800	709,568
	City of Atlanta Georgia, RB, Series A (MBIA), 5.00%, 11/01/39	4,610	3,955,518
	City of Augusta Georgia, RB (FSA), 5.25%, 10/01/39	1,880	1,900,172

			11,657,408

BlackRock MuniYield Quality Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Illinois - 17.6%	Chicago Board of Education, Illinois, GO, Chicago School Reform Board, Series A (MBIA), 5.50%, 12/01/26	$2,500	$2,738,275
	City of Chicago Illinois, RB, General, Airport 3rd Lien, Series B-2 (FSA), AMT, 5.75%, 1/01/23	5,200	5,260,216
	City of Chicago Illinois, RB, General, Airport 3rd Lien, Series B-2 (Syncora), AMT, 6.00%, 1/01/29	2,200	2,212,540
	City of Chicago Illinois, RB, Project, Series A (AGC), 5.00%, 1/01/38	4,000	3,910,800
	City of Chicago Illinois, Refunding RB, General Airport Third Lien, Series A (MBIA), AMT, 5.50%, 1/01/22	9,150	8,980,268
	County of Cook Illinois, GO, Capital Improvement, Series C (AMBAC), 5.50%, 11/15/12 (d)	2,460	2,810,796
	Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.41%, 6/15/30 (a)	21,675	20,304,490

			46,217,385

Indiana - 0.1%	Indiana Municipal Power Agency, Indiana, RB, Indiana Muni Power Agency Series B, 5.75%, 1/01/34	350	354,123

Iowa - 0.5%	Iowa Finance Authority, RB, Series A, Remarketed (AGC), 5.63%, 8/15/37 (e)	1,175	1,169,219

Kentucky - 0.8%	Kentucky State Property & Buildings Commission, Kentucky, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	2,000	2,089,740

Louisiana - 2.5%	Jefferson Parish Home Mortgage Authority, RB, Series B-1 (MBIA), AMT, 6.65%, 12/01/33	1,295	1,365,694
	Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Capital Projects & Equipment Acquisition, Series A (AMBAC), 6.30%, 7/01/30	650	628,147
	Louisiana Public Facilities Authority, RB, Christus Health, Refunding, Series B (AGC), 6.50%, 7/01/30	1,150	1,263,735
	Louisiana State Transportation Authority, RB, CAB Senior Lien, La 1 Project, Series B (AMBAC), 5.31%, 12/01/27 (b)	3,185	1,122,521
	Rapides Finance Authority, Louisiana, RB, Cleco Power LLC Project (AMBAC), AMT, 4.70%, 11/01/36	1,750	1,264,673
	State of Louisiana, RB, Series A (FSA), 4.75%, 5/01/39	830	806,752

			6,451,522

Maryland - 0.4%	Maryland Community Development Administration, RB, Residential, Series A, AMT, 5.75%, 9/01/39	1,130	1,156,227

Massachusetts - 10.2%	Massachusetts HFA, Massachusetts, RB, Rental Mortgage, Series F (FSA), AMT, 5.25%, 1/01/46	20,000	18,310,800
	Massachusetts HFA, Massachusetts, RB, S/F Housing, Series 128 (FSA), AMT, 4.80%, 12/01/27	1,500	1,397,625
	Massachusetts Port Authority, RB, Delta Air Lines Inc. Project, Series A (AMBAC), AMT, 5.50%, 1/01/16	2,900	2,439,712
	Massachusetts Port Authority, RB, Delta Air Lines Inc. Project, Series A (AMBAC), AMT, 5.50%, 1/01/19	2,570	1,802,315
	Massachusetts State Water Resource Authority, General Refunding RB, Series A, 5.00%, 8/01/34	2,700	2,715,930

			26,666,382

BlackRock MuniYield Quality Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Michigan - 5.7%	City of Detroit Michigan, RB, Second Lien, Series B, Remarketed (FSA), 6.25%, 7/01/36	$350	$367,927
	City of Detroit Michigan, RB, Second Lien, Series B, Remarketed (FSA), 7.00%, 7/01/36	200	222,360
	City of Detroit Michigan, RB, Second Lien, Series E, Remarketed (FGIC), 5.75%, 7/01/31	2,200	2,272,666
	City of Detroit Michigan, RB, System, Second Lien, Series A, Remarketed (FGIC), 5.50%, 7/01/36	4,500	4,512,330
	City of Detroit Michigan, RB, System, Second Lien, Series B (MBIA), 5.00%, 7/01/36	3,000	2,548,740
	Michigan Higher Education Student Loan Authority, Michigan, RB, Student Loan, Series XVII-G (AMBAC), AMT, 5.20%, 9/01/20	1,000	949,820
	Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A (Syncora), AMT, 5.50%, 6/01/30	1,000	870,210
	Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series C (Syncora), AMT, 5.45%, 12/15/32	3,900	3,311,763

			15,055,816

Minnesota - 1.1%	City of Minneapolis Minnesota, RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,450	2,668,859
	Dakota County Community Development Agency, RB, Mortgage-Backed Securities Program, Series B (GNMA), AMT, 5.15%, 12/01/38	109	109,102

			2,777,961

Missouri - 2.2%	County of Saint Louis Missouri, GO, Missouri Direct Deposit Program (FGIC), 5.75%, 3/01/10 (d)	4,000	4,166,640
	County of Saint Louis Missouri, GO, Missouri Direct Deposit Program (FGIC), 6.00%, 3/01/10 (d)	1,500	1,564,665

			5,731,305

Nevada - 2.9%	City of Carson City Nevada, RB, Carson, Tahoe Hospital Project, Series A (Radian), 5.50%, 9/01/33	2,800	2,203,208
	County of Clark Nevada, RB, Southwest Gas Corp. Project, Series A (FGIC), AMT, 4.75%, 9/01/36	40	29,403
	County of Clark Nevada, RB, Subordinate Lien, Series A-2 (MBIA), 5.00%, 7/01/30	1,500	1,445,295
	County of Clark Nevada, RB, Subordinate Lien, Series A-2 (MBIA), 5.00%, 7/01/36	2,700	2,483,028
	Las Vegas Valley Water District, GO, Refunding, Series A (MBIA), 5.00%, 6/01/24	1,350	1,366,929

			7,527,863

New Jersey - 6.3%	New Jersey EDA, RB, Cigarette Tax (Radian), 5.75%, 6/15/29	870	723,753
	New Jersey EDA, RB, Cigarette Tax (Radian), 5.50%, 6/15/31	400	318,948
	New Jersey EDA, RB, Motor Vehicle Surcharge Revenue, Series A (MBIA), 5.25%, 7/01/33	8,200	7,971,138
	New Jersey EDA, RB, School Facilities Construction, Series O, 5.13%, 3/01/28	3,380	3,444,693

BlackRock MuniYield Quality Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	New Jersey EDA, RB, School Facilities Construction, Series P, 5.13%, 9/01/28	$4,000	$4,082,520

			16,541,052

New Mexico - 2.5%	New Mexico State Transportation Commission, RB, Senior, Subordinate Lien Series A (FSA), 6.00%, 6/15/10 (d)	6,295	6,599,552

New York - 4.9%	New York State Dormitory Authority, RB, State University Educational Facilities (FGIC), 5.75%, 5/15/10 (d)	5,000	5,261,150
	Tobacco Settlement Financing Corp., New York, RB, Asset Backed, Series A-4 (AMBAC), 5.25%, 6/01/22	6,115	6,265,551
	Triborough Bridge & Tunnel Authority, New York, RB, Series A-2, 5.25%, 11/15/34	1,200	1,235,460

			12,762,161

Ohio - 2.6%	Plain Local School District, GO (FGIC), 6.00%, 6/01/11 (d)	5,120	5,615,667
	Plain Local School District, GO (MBIA), 6.00%, 12/01/20	1,170	1,247,021

			6,862,688

Pennsylvania - 1.0%	Delaware River Port Authority Pennsylvania & New Jersey, RB (FSA), 6.00%, 1/01/17	5	5,094
	Pennsylvania HFA, RB, Series 99-A, AMT, 5.25%, 10/01/32	1,340	1,284,470
	Philadelphia School District, GO, Series E, 6.00%, 9/01/38	1,300	1,361,997

			2,651,561

Puerto Rico - 1.8%	Puerto Rico Electric Power Authority, Refunding RB, Series VV (MBIA), 5.25%, 7/01/30	1,600	1,535,216
	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.375.00%, 8/01/39	3,000	3,111,090

			4,646,306

South Carolina - 1.6%	Berkeley County School District, RB, Securing Assets For Education, 5.13%, 12/01/30	2,450	2,438,803
	County of Kershaw South Carolina, RB, Kershaw County School District Project (CIFG), 5.00%, 12/01/29	1,875	1,846,650

			4,285,453

Tennessee - 1.3%	Tennessee Energy Acquisition Corp., Tennessee, RB, Series A, 5.25%, 9/01/26	3,920	3,485,350

Texas - 12.1%	City of Corpus Christi Texas, Refunding RB, Series A (FSA), 6.00%, 7/15/10 (d)	2,000	2,106,080
	Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Joint, Series A (MBIA), AMT, 5.50%, 11/01/33	5,000	4,586,800
	Lewisville ISD, Texas, GO, CAB Refunding, School Building (MBIA), 4.67%, 8/15/24 (b)	3,915	1,759,871
	Lone Star College System, GO, 5.00%, 8/15/33	3,000	2,995,770
	Mansfield ISD, Texas, GO, School Building, 5.00%, 2/15/33	1,065	1,081,007
	Matagorda County Navigation District No. 1, Texas, Refunding RB, Central Power & Light (MBIA), AMT, 5.20%, 5/01/30	1,800	1,559,196
	North Harris County Regional Water Authority, RB, Senior Lien (MBIA), 5.13%, 12/15/35	2,045	2,005,736
	North Texas Tollway Authority, Refunding RB, System, First Tier (MBIA), 5.75%, 1/01/40	3,600	3,584,412

BlackRock MuniYield Quality Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	North Texas Tollway Authority, Refunding RB, System, First Tier, Series A, 6.00%, 1/01/25	$525	$552,578
	North Texas Tollway Authority, Refunding RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	3,400	3,545,384
	Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.75%, 8/15/38	4,800	4,635,792
	Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.50%, 8/15/39	3,500	3,177,090

			31,589,716

Vermont - 1.9%	Vermont HFA, RB, Multiple Purpose, Series C (FSA), AMT, 5.50%, 11/01/38	2,670	2,597,857
	Vermont HFA, RB, Series 27 (FSA), AMT, 4.85%, 11/01/32	2,670	2,413,440

			5,011,297

Washington - 4.1%	Port of Seattle Washington, RB, Series B (MBIA), AMT, 6.00%, 2/01/16	7,470	7,578,464
	Port of Tacoma Washington, GO, Series B (AGC), AMT, 4.88%, 12/01/38	1,375	1,179,406
	Port of Tacoma Washington, RB, Series A (AMBAC), 5.25%, 12/01/14 (d)	1,600	1,870,864

			10,628,734

	Total Municipal Bonds - 120.5%		315,660,624

	Municipal Bonds Transferred to Tender Option Bond Trusts (f)

Arizona - 0.4%	Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/34	1,000	1,004,620

California - 3.9%	Anaheim Public Financing Authority, California, RB, Electric System Distribution Facilities, Series A (FSA), 5.00%, 10/01/31	3,808	3,762,482
	Los Angeles Community College District, California, GO, 2008 Election, Series A, 6.00%, 8/01/33	1,699	1,828,548
	San Diego Community College District, California, GO, Election of 2002, 5.25%, 8/01/33	359	364,824
	San Diego County Water Authority, Series 2008-A, COP (FSA), 5.00%, 5/01/33	3,030	2,967,885
	Tamalpais Union High School District, California, GO, Election 2001 (FSA), 5.00%, 8/01/28	1,320	1,283,093

			10,206,832

District of Columbia - 1.0%	District of Columbia, RB, Series A, 5.50%, 12/01/30	855	919,125
	District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/35	1,580	1,709,676

			2,628,801

Florida - 2.1%	County of Seminole, Florida, RB, Refunding, Series B (MBIA), 5.25%, 10/01/31	4,200	4,293,996
	Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	1,189	1,185,841

			5,479,837

BlackRock MuniYield Quality Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

Georgia - 7.6%	City of Atlanta Georgia, RB, General, Series B (FSA), 5.25%, 1/01/33	$4,999	$5,033,080
	City of Atlanta Georgia, RB, General, Subordinate Lien, Series C (FSA), 5.00%, 1/01/33	15,000	14,876,700

			19,909,780

Illinois - 11.4%	City of Chicago, Illinois, RB, Refunding, Second Lien (FSA), 5.25%, 11/01/33	2,549	2,582,537
	Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	3,499	3,659,833
	Metropolitan Pier & Exposition Authority, Illinois, RB, McCormick Place Expansion, Series A (MBIA), 5.00%, 12/15/28	3,500	3,535,350
	Metropolitan Pier & Exposition Authority, Illinois, Refunding RB, McCormick Place Expansion, Series B (MBIA), 5.75%, 6/15/23	7,250	7,644,472
	Regional Transportation Authority, RB (MBIA), 6.50%, 7/01/26	10,000	12,357,976

			29,780,168

Louisiana - 1.8%	State of Louisiana, RB, Series A (FSA), 5.00%, 5/01/36	4,600	4,628,428

Massachusetts - 2.8%	Massachusetts School Building Authority, RB, Series A (FSA), 5.00%, 8/15/30	7,195	7,303,148

Nevada - 1.9%	City of Las Vegas, Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	3,298	3,453,635
	Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	1,575	1,662,064

			5,115,699

New Jersey - 2.4%	New Jersey EDA, RB, Cigarette Tax (AGC), 5.50%, 6/15/24	4,600	4,608,654
	New Jersey EDA, RB, Cigarette Tax (AGC), 5.50%, 6/15/31	1,600	1,603,010

			6,211,664

New York - 0.8%	New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,050	1,124,580
	New York State Dormitory Authority, RB, Education, Series B, 5.75%, 3/15/36	1,005	1,080,234

			2,204,814

South Carolina - 2.8%	Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC), 5.25%, 12/01/28	2,725	2,774,731
	Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC), 5.25%, 12/01/29	2,425	2,457,398
	Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC), 5.25%, 12/01/30	880	888,422
	South Carolina State Public Service Authority, RB, Santee Cooper Series A, 5.50%, 1/01/38	1,125	1,183,185

			7,303,736

Texas - 0.7%	Clear Creek ISD, Texas, GO, Refunding, School Building, 5.00%, 2/15/33	1,900	1,942,836

Virginia - 2.9%	Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse, 5.00%, 2/15/32	5,250	5,348,910
	Fairfax County IDA, Virginia, RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	300	304,986

BlackRock MuniYield Quality Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

	Virginia HDA, RB, Series H, Sub-Series H1 (MBIA), 5.35%, 7/01/31	$1,995	$2,007,150

			7,661,046

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 42.5%		111,381,409

	Total Long-Term Investments (Cost - $442,081,206) - 163.0%		427,042,033

Short-Term Securities

Pennsylvania - 1.9%	City of Philadelphia Pennsylvania, GO, Multi-Mode, Refunding, VRDN, Series B (FSA), 2.50%, 8/07/09 (g)	5,000	5,000,000

		Shares

Money Market Fund - 2.2%	FFI Institutional Tax-Exempt Fund, 0.42% (h)(i)	5,800,000	5,800,000

	Total Short-Term Securities (Cost - $10,800,000) - 4.1%		10,800,000

	Total Investments (Cost - $452,881,206*) - 167.1%		437,842,033
	Other Assets Less Liabilities - 1.1%		2,849,584
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (22.3)%		(58,359,050)
	Preferred Shares, at Redemption Value - (45.9)%		(120,250,935)

	Net Assets Applicable to Common Shares - 100.0%		$262,081,632

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$396,706,260

Gross unrealized appreciation	$11,092,883
Gross unrealized depreciation	(28,262,138)

Net unrealized depreciation	$(17,169,255)

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	Represents a zero coupon bond. Rate shown is as of report date.

(c)	Security is collateralized by Municipal or US Treasury Obligations.

(d)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	When-issued security.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)

Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(h)	Represents the current yield as of report date.

(i)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	4,899,137	$7,968

BlackRock MuniYield Quality Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$5,800,000
Level 2 -
Long-Term Investments[1]	427,042,033
Short-Term Securities	5,000,000

Total Level 2	432,042,033

Level 3	—

Total	$437,842,033

1 See above Schedule of Investments for values in each state or political classification.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund II, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Quality Fund II, Inc.

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: September 22, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: September 22, 2009